Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 31, 2021
Registrant Name	BNY Mellon Sustainable U.S. Equity Fund, Inc.
Entity Central Index Key	0000030167
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 22, 2021
Document Effective Date	Sep. 30, 2021
Prospectus Date	Sep. 30, 2021
BNY Mellon Sustainable U.S. Equity Fund, Inc. | Class A
Prospectus:
Trading Symbol	DTCAX
BNY Mellon Sustainable U.S. Equity Fund, Inc. | Class C
Prospectus:
Trading Symbol	DTCCX
BNY Mellon Sustainable U.S. Equity Fund, Inc. | Class I
Prospectus:
Trading Symbol	DRTCX
BNY Mellon Sustainable U.S. Equity Fund, Inc. | Class Z
Prospectus:
Trading Symbol	DRTHX
BNY Mellon Sustainable U.S. Equity Fund, Inc. | Class Y
Prospectus:
Trading Symbol	DTCYX